Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2019	2018
	(U.S. dollars in thousands)

Cost:
Intellectual property	$1,027	$-
Less: accumulated amortization	329	-
Intangible assets, net	$698	$-